CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Loss for the year	$ (151,939,000)	$ (108,980,000)
Adjusted for
Accretion	1,608,000	546,000
Change in fair value of convertible debenture	3,153,000	164,000
Change in fair value of derivative liability	(7,737,000)
Depreciation	8,223,000	2,400,000
Exploration and evaluation expenses capitalized in exploration and evaluation assets	(857,000)
Finance Fee	757,000
Flow-through share premium recovery	(17,429,000)	(5,078,000)
Income tax recovery		(644,000)
Loss on marketable securities	567,000	544,000
Share-based payments	13,126,000	11,987,000
Transaction costs attributed to the liability portion of convertible debenture		47,000
Unrealized foreign exchange gain	(555,000)
Write-down of property plant and equipment		65,000
Other	337,000
Changes in non-cash operating working capital
Receivables	666,000	3,362,000
Other	554,000	(188,000)
Accounts payable and accrued liabilities	21,626,000	5,177,000
Net cash used in operating activities	(127,900,000)	(90,598,000)
INVESTING ACTIVITIES
Proceeds from sale of marketable securities	38,000	396,000
Deposits paid	(12,469,000)	(125,000)
Exploration and evaluation asset expenditures	(8,799,000)	(14,354,000)
Net proceeds from sale of net smelter return royalty		56,000,000
Additions to mineral property, plant and equipment	(2,213,000)	(8,749,000)
Sublease payments received	113,000
Settlement of other liabilities arising from mineral property acquisitions	(500,000)	(1,900,000)
Net cash provided by (used in) investing activities	(23,830,000)	31,268,000
FINANCING ACTIVITIES
Receipt of leasehold incentive	905,000
Lease payments	(8,582,000)	(991,000)
Repayment of convertible debenture	(25,928,000)
Proceeds from Gold Stream	71,623,000
Finance fee	(757,000)
Proceeds from bought deal financing		73,537,000
Proceeds from private placements	122,750,000	15,275,000
Proceeds from issuance of convertible debenture		25,000,000
Proceeds from option exercises	2,883,000	1,034,000
Proceeds from warrant exercises		65,000
Share issue costs	(1,171,000)	(4,057,000)
Other	(4,952,000)
Net cash provided by financing activities	156,771,000	109,863,000
Effect on foreign exchange rates on cash and cash equivalents	765,000
Change in cash and cash equivalents during the year	5,806,000	50,533,000
Cash and cash equivalents, beginning of the year	91,135,000	40,602,000
Cash and cash equivalents, end of the year	96,941,000	91,135,000
Cash and cash equivalents are comprised of:
Cash	96,470,000	90,760,000
Cash equivalents	471,000	375,000
Cash and cash equivalents	$ 96,941,000	$ 91,135,000